CAPITAL MANAGEMENT AND FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2019
Capital Management And Financial Risk Tables Abstract
Capital management
	At December 31	At December 31
(in thousands)	2019	2018

Net cash and investments:
Cash and cash equivalents	$8,190	$23,207
Investments	12,104	2,255
Debt obligations-current (note 16)	(470)	-
Net cash and investments	$19,824	$25,462

Credit risk
	At December 31	At December 31
(in thousands)	2019	2018

Cash and cash equivalents	$8,190	$23,027
Trade and other receivables	4,023	4,072
Investments in debt instruments	-	-
Restricted cash and investments	11,994	12,255
	$24,207	$39,354

Maturities of financial liabilities
(in thousands)	Within 1 Year	1 to 5 Years

Accounts payable and accrued liabilities	$7,930	$-
Debt obligations (note 16)	470	606
	$8,400	$606

Price risk
Change in
net income
(in thousands)	(loss)

Equity price risk
10% increase in equity prices	$1,216
10% decrease in equity prices	(1,216)

Fair value of financial assets and financial liabilities
	Financial	Fair	December 31,	December 31,
	Instrument	Value	2019	2018
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$8,190	$23,207
Trade and other receivables	Category B		4,023	4,072
Investments
Debt instruments-GICs	Category A	Level 2	-	-
Equity instruments-shares	Category A	Level 1	11,971	2,007
Equity instruments-warrants	Category A	Level 2	133	248
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		2,859	3,120
Credit facility pledged assets	Category B		9,000	9,000
Reclamation letter of credit collateral	Category B		135	135
			$36,311	$41,789

Financial Liabilities:
Account payable and accrued liabilities	Category C		7,930	5,554
Debt obligations	Category C		1,002	-
			$8,932	$5,554